Earnings per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Basic EPS
Net income available to common shareholders	$ 300,232	$ 253,922	$ 167,319
Shares (Denominator)	62,658,414	63,352,737	63,725,819
Per Share Amount	$ 4.79	$ 4.01	$ 2.63
Diluted EPS
Net income available to common shareholders	$ 300,232	$ 253,922	$ 167,319
Potential dilutive common shares	151,820	133,629	127,316
Shares (Denominator)	62,810,234	63,486,366	63,853,135
Per Share Amount (in dollars per share)	$ 4.78	$ 4.00	$ 2.62